Loans and Allowance for Credit Losses - Commercial Loans by Industry Group and Geography Excluding Covered Loans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Loans by Industry Group and Geography [Line Items]
Commercial	$ 70,033	$ 66,223
Percentage of allocation for loans and leases receivable commercial	100.00%	100.00%
California [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	8,748	8,081
Percentage of allocation for loans and leases receivable commercial	12.50%	12.20%
Colorado [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	2,970	2,722
Percentage of allocation for loans and leases receivable commercial	4.20%	4.10%
Illinois [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	3,539	3,544
Percentage of allocation for loans and leases receivable commercial	5.10%	5.30%
Minnesota [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	5,086	4,720
Percentage of allocation for loans and leases receivable commercial	7.30%	7.10%
Missouri [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	2,893	2,922
Percentage of allocation for loans and leases receivable commercial	4.10%	4.40%
Ohio [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	3,385	3,240
Percentage of allocation for loans and leases receivable commercial	4.80%	4.90%
Oregon [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	1,941	1,792
Percentage of allocation for loans and leases receivable commercial	2.80%	2.70%
Washington [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	2,823	2,626
Percentage of allocation for loans and leases receivable commercial	4.00%	4.00%
Wisconsin [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	2,768	2,727
Percentage of allocation for loans and leases receivable commercial	4.00%	4.10%
Iowa, Kansas, Nebraska, North Dakota, South Dakota [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	4,091	4,244
Percentage of allocation for loans and leases receivable commercial	5.80%	6.40%
Arkansas, Indiana, Kentucky, Tennessee [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	4,024	3,545
Percentage of allocation for loans and leases receivable commercial	5.80%	5.40%
Idaho, Montana, Wyoming [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	1,148	1,096
Percentage of allocation for loans and leases receivable commercial	1.60%	1.70%
Arizona, Nevada, New Mexico, Utah [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	2,917	2,435
Percentage of allocation for loans and leases receivable commercial	4.20%	3.70%
Total Banking Region [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	46,333	43,694
Percentage of allocation for loans and leases receivable commercial	66.20%	66.00%
Florida, Michigan, New York, Pennsylvania, Texas [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	11,762	11,082
Percentage of allocation for loans and leases receivable commercial	16.80%	16.70%
All Other States [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	11,938	11,447
Percentage of allocation for loans and leases receivable commercial	17.00%	17.30%
Outside the Company's banking region [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	23,700	22,529
Percentage of allocation for loans and leases receivable commercial	33.80%	34.00%
Manufacturing [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	10,738	9,518
Percentage of allocation for loans and leases receivable commercial	15.30%	14.40%
Real estate, rental and leasing [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	6,788	5,855
Percentage of allocation for loans and leases receivable commercial	9.70%	8.80%
Wholesale [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	6,346	6,297
Percentage of allocation for loans and leases receivable commercial	9.10%	9.50%
Finance and Insurance [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	5,864	6,579
Percentage of allocation for loans and leases receivable commercial	8.40%	9.90%
Retail Trade [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	5,401	4,735
Percentage of allocation for loans and leases receivable commercial	7.70%	7.20%
Health care and social assistance [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	5,048	4,733
Percentage of allocation for loans and leases receivable commercial	7.20%	7.10%
Public Administration [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	3,934	4,709
Percentage of allocation for loans and leases receivable commercial	5.60%	7.10%
Professional Scientific and Technical Services [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	2,747	2,185
Percentage of allocation for loans and leases receivable commercial	3.90%	3.30%
Information [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	2,443	2,203
Percentage of allocation for loans and leases receivable commercial	3.50%	3.30%
Transport and Storage [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	2,322	2,549
Percentage of allocation for loans and leases receivable commercial	3.30%	3.90%
Educational Services [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	2,222	1,964
Percentage of allocation for loans and leases receivable commercial	3.20%	3.00%
Arts Entertainment and Recreation [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	2,214	2,124
Percentage of allocation for loans and leases receivable commercial	3.20%	3.20%
Mining [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	2,094	2,122
Percentage of allocation for loans and leases receivable commercial	3.00%	3.20%
Agriculture Forestry Fishing and Hunting [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	1,508	1,553
Percentage of allocation for loans and leases receivable commercial	2.10%	2.40%
Other Services [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	1,507	1,670
Percentage of allocation for loans and leases receivable commercial	2.10%	2.50%
Utilities [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	1,374	1,390
Percentage of allocation for loans and leases receivable commercial	2.00%	2.10%
Other [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 7,483	$ 6,037
Percentage of allocation for loans and leases receivable commercial	10.70%	9.10%